Leases Payable and Related Obligations (Tables)	12 Months Ended
Jun. 30, 2023
Leases Payable and Related Obligations [Abstract]
Schedule of Leases Payable and Related Obligations
	2023	2022
Current
Leases - IFRS 16	55,502	18,581
	55,502	18,581
Non-current
Costs with restoring of sugarcane fields – Parceria IV	108,566	111,717
Leases - IFRS 16	153,265	118,853
	261,831	230,570

	317,333	249,151

Schedule of Changes in Financial Lease	Changes in financial leases during the year ended June 30, 2023 and 2022 are as follows:
	2022	Interest	Exchange variation	Adjustment	Payments	New contracts	2023
Costs with restoring of sugarcane fields – Parceria IV	111,717	-	-	(3,151)	-	-	108,566
Leases – IFRS 16	137,434	23,750	(868)	(35)	(29,646)	78,132	208,767
	249,151	23,750	(868)	(3,186)	(29,646)	78,132	317,333
	2021	Exchange variation	Adjustment	Payments	New contracts	2022
Costs with restoring of sugarcane fields – Parceria IV	97,223	-	14,494	-	-	111,717
Leases – IFRS 16	101,772	658	1,777	(30,720)	63,947	137,434
	198,995	658	16,271	(30,720)	63,947	249,151

Schedule of Subsidiaries Held for Lease Agreements	As of June 30, 2023, the Company and its subsidiaries held the following lease agreements with third parties:
Description	Location	Currency	Lease liabilities
Fazenda Avarandado (Parceria II)	Ribeiro Gonçalves - PI	R$	3,843
Fazenda ETH (Parceria III)	Alto Taquari - MT	R$	20,543
Fazenda Agro-Serra (Parceria IV)	São Raimundo de Mangabeira - MA	R$	108,566
Fazenda Xingu (Parceria V)	Região do Xingu - MT	R$	61,420
Fazenda Regalito (Parceria V)	Região do Xingu - MT	R$	58,001
Fazenda Serra Grande II (Parceria VII)	Baixa Grande do Ribeiro - PI	R$	24,399
Fazenda Unagro (Parceria VlII)	Santa Cruz - Bolívia	R$	9,120
Fazenda São Domingos (Parceria IX)	Comodoro - MT	R$	25,374
Vehicle lease	N.A.	R$	2,828
Services with identified assets	N.A.	R$	1,816
Land - Other	N.A.	R$	757
Lease of vehicles and office in Paraguay	Asunción - Paraguay	R$	666
		R$	317,333

Schedule of Future Minimum Lease Payments	The future minimum lease payments of the aforementioned leases are detailed below:
1 year	55,502
2 years	56,976
3 years	52,615
4 years	34,653
5 years	27,624
Above 5 years	89,963
317,333